UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-10325

MARKET VECTORS ETF TRUST

(Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

John J. Crimmins
Treasurer & Chief Financial Officer
Market Vectors ETF Trust
335 Madison Avenue - 19th Floor
New York, N.Y. 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212)293-2000
Date of fiscal year end: September 30, 2013
Date of reporting period: June 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

BANK AND BROKERAGE ETF

SCHEDULE OF INVESTMENTS

June 30, 2013 (unaudited)

Number of Shares		Value
COMMON STOCKS: 94.9%
Brazil: 1.9%
16,012	Banco Bradesco S.A. (ADR)	$208,316
7,918	Banco Santander S.A. (ADR)	49,250
		257,566
Canada: 15.5%
5,199	Bank of Montreal (USD)	301,698
9,600	Bank of Nova Scotia (USD)	514,080
11,975	Royal Bank of Canada (USD)	698,262
7,402	Toronto-Dominion Bank (USD)	594,899
		2,108,939
Germany: 2.4%
7,842	Deutsche Bank AG (USD)	328,972
India: 0.2%
555	ICICI Bank Ltd. (ADR)	21,229
Japan: 4.4%
97,560	Mitsubishi UFJ Financial Group, Inc. (ADR) †	605,848
Netherlands: 2.0%
30,699	ING Groep N.V. (ADR) *	279,054
Spain: 6.5%
42,349	Banco Bilbao Vizcaya Argentaria S.A. (ADR) †	356,155
82,749	Banco Santander S.A. (ADR) †	535,386
		891,541
Switzerland: 5.6%
11,250	Credit Suisse Group AG (ADR) †	297,675
27,668	UBS AG (USD) †	468,973
		766,648
United Kingdom: 12.7%
22,676	Barclays Plc (ADR)	388,213
25,830	HSBC Holdings Plc (ADR)	1,340,577
		1,728,790
United States: 43.7%
74,750	Bank of America Corp.	961,285
8,819	Charles Schwab Corp.	187,227
20,256	Citigroup, Inc.	971,680
965	Goldman Sachs Group, Inc.	145,956
25,945	JPMorgan Chase & Co.	1,369,637
11,149	Morgan Stanley	272,370
14,819	U.S. Bancorp	535,707
36,724	Wells Fargo & Co.	1,515,599
		5,959,461
Total Common Stocks (Cost: $13,484,671)		12,948,048
PREFERRED STOCK: 1.8%
Brazil: 1.8% (Cost: $293,500)
18,701	Itau Unibanco Holding S.A. (ADR)	241,617
MONEY MARKET FUND: 0.3% (Cost: $44,179)
44,179	Dreyfus Government Cash Management Fund	44,179
Total Investments Before Collateral for Securities Loaned: 97.0% (Cost: $13,822,350)		13,233,844
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 12.3% (Cost: $1,673,585)
1,673,585	Bank of New York Overnight Government Fund	1,673,585
Total Investments: 109.3% (Cost: $15,495,935)		14,907,429
Liabilities in excess of other assets: (9.3)%		(1,270,796)
NET ASSETS: 100.0%		$13,636,633

ADR	American Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,626,032.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Commercial Banking Institution	26.6%	$3,520,892
Diversified Banking Institution	54.1	7,151,186
Finance - Investment Banker / Broker	1.4	187,227
Life & Health Insurance	2.1	279,054
Super - Regional Banks	15.5	2,051,306
Money Market Fund	0.3	44,179
	100.0%	$13,233,844

The summary of inputs used to value the Fund’s investments as of June 30, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$12,948,048	$—	$—	$12,948,048
Preferred Stock*	241,617	—	—	241,617
Money Market Funds	1,717,764	—	—	1,717,764
Total	$14,907,429	$—	$—	$14,907,429

*	See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Schedules of Investments

BIOTECH ETF

SCHEDULE OF INVESTMENTS

June 30, 2013 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
Netherlands: 3.8%
550,979	Qiagen N.V. (USD) * †	$10,969,992
United States: 96.2%
95,498	Acorda Therapeutics, Inc. *	3,150,479
157,918	Alexion Pharmaceuticals, Inc. *	14,566,356
305,576	Amgen, Inc.	30,148,128
512,679	Arena Pharmaceuticals, Inc. * †	3,947,628
426,004	Ariad Pharmaceuticals, Inc. *	7,450,810
96,715	Biogen Idec, Inc. *	20,813,068
225,874	BioMarin Pharmaceutical, Inc. *	12,601,510
169,950	Celgene Corp. *	19,868,855
156,382	Cepheid, Inc. *	5,382,668
114,256	Charles River Laboratories International, Inc. *	4,687,924
155,056	Cubist Pharmaceuticals, Inc. *	7,489,205
363,518	Dendreon Corp. * †	1,497,694
615,269	Gilead Sciences, Inc. *	31,507,925
192,430	Illumina, Inc. * †	14,401,461
284,065	Incyte Corp. * †	6,249,430
175,521	Life Technologies Corp. *	12,990,309
171,158	Medivation, Inc. *	8,420,974
187,519	Myriad Genetics, Inc. *	5,038,636
149,233	Onyx Pharmaceuticals, Inc. *	12,956,409
136,727	Pharmacyclics, Inc. *	10,865,695
60,743	Regeneron Pharmaceuticals, Inc. *	13,659,886
236,455	Seattle Genetics, Inc. *	7,438,874
103,819	United Therapeutics Corp. *	6,833,367
179,806	Vertex Pharmaceuticals, Inc. *	14,361,105
		276,328,396
Total Common Stocks (Cost: $256,023,959)		287,298,388
MONEY MARKET FUND: 0.0% (Cost: $3,673)
3,673	Dreyfus Government Cash Management Fund	3,673
Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $256,027,632)		287,302,061
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 3.5% (Cost: $9,973,221)
9,973,221	Bank of New York Overnight Government Fund	9,973,221
Total Investments: 103.5% (Cost: $266,000,853)		297,275,282
Liabilities in excess of other assets: (3.5)%		(10,032,512)
NET ASSETS: 100.0%		$287,242,770

USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $9,693,297.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Diagnostic Equipment	1.9%	$5,382,668
Diagnostic Kits	3.8	10,969,992
Medical - Biomedical / Genetics	78.7	226,101,140
Medical - Drugs	2.9	8,420,974
Therapeutics	12.7	36,423,614
Money Market Fund	0.0	3,673
	100.0%	$287,302,061

The summary of inputs used to value the Fund’s investments as of June 30, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$287,298,388	$—	$—	$287,298,388
Money Market Funds	9,976,894	—	—	9,976,894
Total	$297,275,282	$—	$—	$297,275,282

*	See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Schedules of Investments

ENVIRONMENTAL SERVICES ETF

SCHEDULE OF INVESTMENTS

June 30, 2013 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.9%
Canada: 2.9%
22,887	Progressive Waste Solutions Ltd. (USD)	$492,299
France: 9.9%
145,486	Veolia Environnement S.A. (ADR)	1,659,995
United States: 87.1%
12,874	ADA-ES, Inc. * †	542,253
29,768	Calgon Carbon Corp. *	496,530
14,718	Cantel Medical Corp.	498,499
81,715	Casella Waste Systems, Inc. *	352,192
9,378	Clarcor, Inc.	489,625
9,558	Clean Harbors, Inc. *	482,966
24,941	Covanta Holding Corp.	499,319
26,154	Darling International, Inc. *	488,034
13,938	Donaldson Company, Inc.	497,029
84,842	Fuel Tech, Inc. *	324,945
102,332	Hudson Technologies, Inc. * †	326,439
24,689	Layne Christensen Co. *	481,682
263,952	Metalico, Inc. *	316,742
24,746	Met-Pro Corp.	332,586
45,497	Newpark Resources, Inc. *	500,012
168,651	Nuverra Environmental, Inc. *	489,088
240,930	Rentech, Inc.	505,953
49,668	Republic Services, Inc.	1,685,732
20,069	Schnitzer Steel Industries, Inc.	469,213
15,318	Stericycle, Inc. *	1,691,567
20,991	Tetra Tech, Inc. *	493,499
17,461	US Ecology, Inc.	479,130
12,182	Waste Connections, Inc.	501,168
42,519	Waste Management, Inc.	1,714,791
		14,658,994
Total Common Stocks (Cost: $19,788,530)		16,811,288
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 1.9% (Cost: $324,476)
324,476	Bank of New York Overnight Government Fund	324,476
Total Investments: 101.8% (Cost: $20,113,006)		17,135,764
Liabilities in excess of other assets: (1.8)%		(306,179)
NET ASSETS: 100.0%		$16,829,585

ADR	American Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $305,568.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Agricultural Chemicals	3.0%	$505,953
Air Pollution Control Eq	2.0	332,586
Alternative Waste Technology	5.8	984,564
Building & Construction	2.8	481,682
Environment Consulting & Engineering	2.9	493,499
Filtration/Separat Prod	5.9	986,654
Hazardous Waste Disposal	15.8	2,653,663
Medical Products	3.0	498,499
Non - Hazardous Waste Disposal	31.2	5,245,501
Oil - Field Services	3.0	500,012
Pollution Control	7.1	1,193,637
Recycling	1.9	316,742
Steel - Producers	2.8	469,213
Water	9.9	1,659,995
Water Treatment Systems	2.9	489,088
	100.0%	$16,811,288

The summary of inputs used to value the Fund’s investments as of June 30, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$16,811,288	$—	$—	$16,811,288
Money Market Fund	324,476	—	—	324,476
Total	$17,135,764	$—	$—	$17,135,764

*	See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Schedules of Investments

GAMING ETF

SCHEDULE OF INVESTMENTS

June 30, 2013 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.3%
Australia: 10.1%
175,484	Aristocrat Leisure Ltd. #	$686,417
126,883	Crown Ltd. #	1,399,971
262,764	Echo Entertainment Group Ltd. #	737,169
249,531	TABCORP Holdings Ltd. #	695,537
469,896	Tatts Group Ltd. #	1,358,564
		4,877,658
China / Hong Kong: 23.6%
493,240	Galaxy Entertainment Group Ltd. * #	2,395,789
61,248	Melco Crown Entertainment Ltd. (ADR) *	1,369,505
221,400	Melco International Development Ltd. #	415,406
407,300	MGM China Holdings Ltd. #	1,080,792
788,800	Sands China Ltd. #	3,685,974
446,000	SJM Holdings Ltd. #	1,082,317
504,000	Wynn Macau Ltd. #	1,355,593
		11,385,376
Greece: 1.2%
35,678	Intralot S.A. #	83,448
59,843	OPAP S.A. #	500,104
		583,552
Ireland: 2.5%
13,823	Paddy Power Plc	1,191,266
Italy: 0.9%
16,754	Lottomatica S.p.A. #	418,649
Japan: 5.4%
20,579	Sankyo Co. Ltd. #	970,911
65,100	Sega Sammy Holdings, Inc. #	1,628,738
		2,599,649
Malaysia: 9.2%
260,983	Berjaya Sports Toto Bhd	360,973
742,638	Genting Bhd #	2,445,505
968,998	Genting Malaysia Bhd #	1,189,743
141,350	MPHB Capital Bhd *	61,291
320,400	Multi-Purpose Holdings Bhd #	365,441
		4,422,953
New Zealand: 1.3%
193,276	Sky City Entertainment Group Ltd. #	649,821
Singapore: 4.2%
1,965,400	Genting Singapore Plc #	2,036,722
South Africa: 0.6%
32,115	Sun International Ltd.	309,303
South Korea: 2.5%
37,266	Kangwon Land, Inc. #	1,026,996
9,749	Paradise Co. Ltd. #	196,780
		1,223,776
Sweden: 0.5%
9,680	Betsson A.B. #	244,009
United Kingdom: 8.9%
198,371	Bwin.Party Digital Entertainment Plc #	338,138
122,237	IG Group Holdings Plc #	1,076,438
307,430	Ladbrokes Plc #	931,324
50,951	Playtech Ltd. #	464,591
220,428	William Hill Plc #	1,474,032
		4,284,523
United States: 29.4%
12,939	Bally Technologies, Inc. * †	730,018
19,208	Boyd Gaming Corp. * †	217,050
22,182	Global Cash Access Holdings, Inc. *	138,859
87,232	International Game Technology	1,457,647
72,920	Las Vegas Sands Corp.	3,859,656
122,955	MGM Mirage *	1,817,275
22,905	Penn National Gaming, Inc. *	1,210,758
19,557	Pinnacle Entertainment, Inc. *	384,686
17,655	Scientific Games Corp. *	198,619
18,895	SHFL Entertainment, Inc. *	334,630
18,349	WMS Industries, Inc. *	468,083
26,391	Wynn Resorts Ltd.	3,378,048
		14,195,329
Total Common Stocks (Cost: $38,755,302)		48,422,586
MONEY MARKET FUND: 0.0% (Cost: $683)
683	Dreyfus Government Cash Management Fund	683
Total Investments Before Collateral for Securities Loaned: 100.3% (Cost: $38,755,985)		48,423,269
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 1.9% (Cost: $934,877)
934,877	Bank of New York Overnight Government Fund	934,877
Total Investments: 102.2% (Cost: $39,690,862)		49,358,146
Liabilities in excess of other assets: (2.2)%		(1,068,439)
NET ASSETS: 100.0%		$48,289,707

ADR	American Depositary Receipt

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $912,006.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $30,934,919 which represents 64.1% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Casino Hotels	57.8%	$28,000,507
Casino Services	9.5	4,575,022
Commercial Services - Finance	0.3	138,859
Computer Software	1.0	464,591
Diversified Operations	1.6	780,847
Finance - Other Services	2.2	1,076,438
Gambling (Non-Hotel)	14.9	7,213,671
Internet Gambling	1.2	582,147
Leisure & Recreation Products	4.3	2,096,821
Lottery Services	4.6	2,221,634
Multi-line Insurance	0.1	61,291
Racetracks	2.5	1,210,758
Money Market Fund	0.0	683
	100.0%	$48,423,269

The summary of inputs used to value the Fund’s investments as of June 30, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$4,877,658	$—	$4,877,658
China / Hong Kong	1,369,505	10,015,871	—	11,385,376
Greece	—	583,552	—	583,552
Ireland	1,191,266	—	—	1,191,266
Italy	—	418,649	—	418,649
Japan	—	2,599,649	—	2,599,649
Malaysia	422,264	4,000,689	—	4,422,953
New Zealand	—	649,821	—	649,821
Singapore	—	2,036,722	—	2,036,722
South Africa	309,303	—	—	309,303
South Korea	—	1,223,776	—	1,223,776
Sweden	—	244,009	—	244,009
United Kingdom	—	4,284,523	—	4,284,523
United States	14,195,329	—	—	14,195,329
Money Market Funds	935,560	—	—	935,560
Total	$18,423,227	$30,934,919	$—	$49,358,146

During the period ended June 30, 2013, transfers of securities from Level 1 to Level 2 were $374,407, transfers from Level 2 to Level 1 were $1,993,952. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

PHARMACEUTICAL ETF

SCHEDULE OF INVESTMENTS

June 30, 2013 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.6%
Denmark: 4.2%
64,574	Novo-Nordisk A.S. (ADR)	$10,007,033
France: 5.5%
250,003	Sanofi S.A. (ADR)	12,877,655
Ireland: 4.7%
165,702	Elan Corp. Plc (ADR) *	2,343,026
72,972	Shire Plc (ADR)	6,940,367
87,293	Warner Chilcott Plc (USD)	1,735,385
		11,018,778
Israel: 4.6%
277,180	Teva Pharmaceutical Industries Ltd. (ADR)	10,865,456
Switzerland: 7.8%
258,423	Novartis A.G. (ADR)	18,273,090
United Kingdom: 9.6%
212,480	AstraZeneca Plc (ADR)	10,050,304
253,630	GlaxoSmithKline Plc (ADR)	12,673,891
		22,724,195
United States: 63.2%
297,262	Abbott Laboratories	10,368,499
253,266	AbbVie, Inc.	10,470,016
51,645	Actavis, Inc. *	6,518,632
108,063	Allergan, Inc.	9,103,227
258,445	Bristol-Myers Squibb Co.	11,549,907
209,197	Eli Lilly & Co.	10,275,757
43,431	Endo Pharmaceuticals Holdings, Inc. *	1,597,826
92,771	Forest Laboratories, Inc. *	3,803,611
65,424	Hospira, Inc. *	2,506,393
304,806	Johnson & Johnson	26,170,643
327,673	Merck & Co., Inc.	15,220,411
150,655	Mylan, Inc. *	4,674,825
34,763	Perrigo Co.	4,206,323
769,721	Pfizer, Inc.	21,559,885
23,207	Salix Pharmaceuticals Ltd. *	1,535,143
111,702	Valeant Pharmaceuticals International, Inc. *	9,615,308
		149,176,406
Total Common Stocks (Cost: $229,123,575)		234,942,613
MONEY MARKET FUND: 0.0% (Cost: $27,420)
27,420	Dreyfus Government Cash Management Fund	27,420
Total Investments: 99.6% (Cost: $229,150,995)		234,970,033
Other assets less liabilities: 0.4%		1,004,893
NET ASSETS: 100.0%		$235,974,926

ADR	American Depositary Receipt
USD	United States Dollar

*	Non-income producing

Summary of Investments by Sector (unaudited)	% of Investments	Value
Medical - Drugs	87.0%	$204,435,599
Medical - Generic Drugs	11.2	26,265,236
Medical Products	1.1	2,506,393
Therapeutics	0.7	1,735,385
Money Market Fund	0.0	27,420
	100.0%	$234,970,033

The summary of inputs used to value the Fund’s investments as of June 30, 2013 is as follows:

See Notes to Schedules of Investments

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$234,942,613	$—	$—	$234,942,613
Money Market Fund	27,420	—	—	27,420
Total	$234,970,033	$—	$—	$234,970,033

*	See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Schedules of Investments

RETAIL ETF

SCHEDULE OF INVESTMENTS

June 30, 2013 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.1%
United States: 100.1%
9,476	Amazon.com, Inc. *	$2,631,390
15,576	AmerisourceBergen Corp.	869,608
2,324	AutoZone, Inc. *	984,656
14,302	Bed Bath & Beyond, Inc. *	1,014,012
17,880	Best Buy Co., Inc.	488,660
23,057	Cardinal Health, Inc.	1,088,290
15,941	Costco Wholesale Corp.	1,762,596
31,463	CVS Caremark Corp.	1,799,054
18,992	Dollar General Corp. *	957,767
37,163	Home Depot, Inc.	2,879,018
13,146	Kohl’s Corp.	664,004
32,675	Kroger Co.	1,128,595
16,202	L Brands, Inc.	797,949
42,946	Lowe’s Cos., Inc.	1,756,491
25,879	MACY’S, Inc.	1,242,192
14,012	McKesson Corp.	1,604,374
14,308	Ross Stores, Inc.	927,302
44,336	Staples, Inc.	703,169
40,033	Sysco Corp.	1,367,527
25,120	Target Corp.	1,729,763
21,768	The Gap, Inc.	908,379
31,405	TJX Cos., Inc.	1,572,134
35,347	Walgreen Co.	1,562,337
42,943	Wal-Mart Stores, Inc.	3,198,824
24,768	Whole Foods Market, Inc.	1,275,057
Total Common Stocks (Cost: $33,767,690)		34,913,148
MONEY MARKET FUND: 0.0% (Cost: $2,566)
2,566	Dreyfus Government Cash Management Fund	2,566
Total Investments: 100.1% (Cost: $33,770,256)		34,915,714
Liabilities in excess of other assets: (0.1)%		(41,913)
NET ASSETS: 100.0%		$34,873,801

*	Non-income producing

Summary of Investments by Sector (unaudited)	% of Investments	Value
E-Commerce / Products	7.5%	$2,631,390
Food - Retail	6.9	2,403,652
Food - Wholesale / Distribution	3.9	1,367,527
Medical - Wholesale Drug Distributors	10.2	3,562,272
Retail - Apparel / Shoes	7.6	2,633,630
Retail - Auto Parts	2.8	984,656
Retail - Bedding	2.9	1,014,012
Retail - Building Products	13.3	4,635,509
Retail - Consumer Electronics	1.4	488,660
Retail - Discount	21.9	7,648,950
Retail - Drug Store	9.6	3,361,391
Retail - Major Department Store	4.5	1,572,134
Retail - Office Supplies	2.0	703,169
Retail - Regional Department Store	5.5	1,906,196
Money Market Fund	0.0	2,566
	100.0%	$34,915,714

The summary of inputs used to value the Fund’s investments as of June 30, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$34,913,148	$—	$—	$34,913,148
Money Market Funds	2,566	—	—	2,566
Total	$34,915,714	$—	$—	$34,915,714

*	See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Schedules of Investments

SEMICONDUCTOR ETF

SCHEDULE OF INVESTMENTS

June 30, 2013 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
Bermuda: 1.5%
318,806	Marvell Technology Group Ltd. (USD)	$3,733,218
Netherlands: 5.0%
161,195	ASML Holding N.V. (USD)	12,750,524
Singapore: 2.9%
197,034	Avago Technologies Ltd. (USD)	7,365,131
Taiwan: 13.4%
1,886,037	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	34,552,198
United Kingdom: 4.5%
320,883	ARM Holdings Plc (ADR)	11,609,547
United States: 72.7%
489,434	Advanced Micro Devices, Inc. * †	1,996,891
258,016	Altera Corp.	8,511,948
243,526	Analog Devices, Inc.	10,973,282
746,989	Applied Materials, Inc.	11,137,606
327,440	Atmel Corp. *	2,406,684
345,732	Broadcom Corp.	11,671,912
92,120	Cree, Inc. *	5,882,783
2,083,539	Intel Corp.	50,463,315
133,663	KLA-Tencor Corp.	7,449,039
129,848	Lam Research Corp. *	5,757,460
186,135	Linear Technology Corp.	6,857,213
233,346	Maxim Integrated Products, Inc.	6,482,352
154,221	Microchip Technology, Inc. †	5,744,732
822,406	Micron Technology, Inc. *	11,785,078
439,327	NVIDIA Corp.	6,163,758
359,711	ON Semiconductor Corp. *	2,906,465
152,481	Skyworks Solutions, Inc. *	3,337,809
152,122	Teradyne, Inc. *	2,672,783
463,918	Texas Instruments, Inc.	16,176,821
212,795	Xilinx, Inc.	8,428,810
		186,806,741
Total Common Stocks (Cost: $270,799,907)		256,817,359
MONEY MARKET FUND: 0.0% (Cost: $169,253)
169,253	Dreyfus Government Cash Management Fund	169,253
Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $270,969,160)
		256,986,612
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 1.1% (Cost: $2,823,102)
2,823,102	Bank of New York Overnight Government Fund	2,823,102
Total Investments: 101.1% (Cost: $273,792,262)		259,809,714
Liabilities in excess of other assets: (1.1)%		(2,914,818)
NET ASSETS: 100.0%		$256,894,896

ADR	American Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $2,750,133.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Electronic Component - Semiconductors	59.1%	$152,045,000
Semiconductor Component - Integrated Circuits	25.3	65,004,947
Semiconductor Equipment	15.5	39,767,412
Money Market Fund	0.1	169,253
	100.0%	$256,986,612

The summary of inputs used to value the Fund’s investments as of June 30, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$256,817,359	$—	$—	$256,817,359
Money Market Funds	2,992,355	—	—	2,992,355
Total	$259,809,714	$—	$—	$259,809,714

*	See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Schedules of Investments

WIDE MOAT ETF

SCHEDULE OF INVESTMENTS

June 30, 2013 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.2%
Communications: 10.5%
240,912	eBay, Inc. *	$12,459,969
522,537	Facebook, Inc. *	12,990,270
		25,450,239
Consumer, Non-cyclical: 20.6%
125,952	Amgen, Inc.	12,426,424
199,996	Express Scripts Holding Co. *	12,337,753
734,148	The Western Union Co.	12,561,272
279,967	Weight Watchers International, Inc. †	12,878,482
		50,203,931
Energy: 10.1%
176,886	National Oilwell Varco, Inc.	12,187,445
171,125	Schlumberger Ltd.	12,262,817
		24,450,262
Financial: 14.5%
420,618	Bank of New York Mellon Corp.	11,798,335
107,834	Berkshire Hathaway, Inc. *	12,068,781
84,296	Franklin Resources, Inc.	11,465,942
		35,333,058
Industrial: 24.6%
145,638	Caterpillar, Inc.	12,013,679
218,612	CH Robinson Worldwide, Inc.	12,310,042
321,486	Expeditors International of Washington, Inc.	12,219,683
523,638	General Electric Co.	12,143,165
227,559	Vulcan Materials Co.	11,016,131
		59,702,700
Technology: 14.8%
451,393	Maxim Integrated Products, Inc.	12,539,698
362,038	Oracle Corp.	11,121,807
200,126	Qualcomm, Inc.	12,223,696
		35,885,201
Utilities: 5.1%
403,770	Exelon Corp.	12,468,418
Total Common Stocks (Cost: $242,134,712)		243,493,809
MONEY MARKET FUND: 0.0% (Cost: $736)
736	Dreyfus Government Cash Management Fund	736
Total Investments Before Collateral for Securities Loaned: 100.2% (Cost: $242,135,448)		243,494,545
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 4.4% (Cost: $10,586,938)
10,586,938	Bank of New York Overnight Government Fund	10,586,938
Total Investments: 104.6% (Cost: $252,722,386)		254,081,483
Liabilities in excess of other assets: (4.6)%		(11,070,419)
NET ASSETS: 100.0%		$243,011,064

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $10,325,643.

The summary of inputs used to value the Fund’s investments as of June 30, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$243,493,809	$—	$—	$243,493,809
Money Market Funds	10,587,674	—	—	10,587,674
Total	$254,081,483	$—	$—	$254,081,483

*	See Schedule of Investments for security type and industry sector breakouts.

See Notes to Schedules of Investments

MARKET VECTORS ETF TRUST

NOTES TO SCHEDULES OF INVESTMENTS

June 30, 2013 (unaudited)

Security Valuation—The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Standard Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are considered to be Level 1 in the fair value hierarchy. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in the interest rates between the U.S. and foreign markets and are classified as Level 2 in the fair value hierarchy. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of Van Eck Associates Corporation (the “Adviser”) appointed by the Board of Trustees. The Pricing Committee provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from broker dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Funds’ investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

Income Taxes–As of June 30, 2013, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Bank and Brokerage ETF	$15,496,168	$107,913	$(696,652)	$(588,739)
Biotech ETF	266,000,941	33,345,891	(2,071,550)	31,274,341
Environmental Services ETF	20,189,632	1,618,203	(4,672,071)	(3,053,868)
Gaming ETF	40,783,401	11,267,200	(2,692,455)	8,574,745
Pharmaceutical ETF	229,156,740	10,278,593	(4,465,300)	5,813,293
Retail ETF	33,770,256	1,330,950	(185,492)	1,145,458
Semiconductor ETF	273,792,262	2,002,754	(15,985,302)	(13,982,548)
Wide Moat ETF	252,722,386	5,374,747	(4,015,650)	1,359,097

ITEM 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Market Vectors ETF Trust

By John J. Crimmins, Treasurer & Chief Financial Officer, Market Vectors ETF Trust

Date: August 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, Market Vectors ETF Trust

Date: August 28, 2013

By John J. Crimmins, Treasurer & Chief Financial Officer, Market Vectors ETF Trust

Date: August 28, 2013